United States
                       Securities and Exchange Commission
                              Washington, DC  20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
September 30, 1999

Check here if Amendment [ x ];  Amendment Number:
This Amendment (Check only one.):
[   ] is a restatement.
[x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Warburg Dillon Read LLC
Address: 677 Washington Boulevard
         Stamford, CT  06901

13F File Number:  28-7346

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting
Manager:

Name:          Janet R. Zimmer
Title:    Executive Director
Phone:    (203) 719-8960
Signature, Place, and Date of Signing:

/s/ Janet R. Zimmer
Janet R. Zimmer
Stamford, CT
July 12, 2000

Report Type  (Check only one.):

[ X  ]   13F Holdings Report.
[    ]   13F Notice
[    ]   13F Combination Report.

Report Summary


Form 13F Information Table Entry Total: 12

Form 13F Information Table Value Total: 1,448,149

                                                         VOTING
                               MARKE          INVES OTHE AUTHORIT
                                 T            T     R       Y
ISSUER       ISSUE       CUSIP  VALUE QUANTITY DISCR MGRS   SOLE
                                             ETN
ALPHARMA INC SB NT CV    020813     0 11,356,0 SOLE  N/A  11,356,0
            5.75%05      AB7               00                00
AMERICA      SUB NT CONV 02364J 306,1 38,427,0 SOLE  N/A  38,427,0
ONLINE       4%02         AB0      19       00                00
BJ SVCS CO   WT EXP      055482 17,20  493,200 SOLE  N/A  493,200
            041300       111       0
EMC CORP     SB NT CV    26865Y 186,9 46,273,0 SOLE  N/A  46,273,0
            3.25%02      AA2      43       00                00
FEDERATED    WT C EX     31410H 10,00  532,000 SOLE  N/A  532,000
DEPT         121999       119       8
HOME DEPOT   SB NT CV    437076 792,8 273,411, SOLE  N/A  273,411,
INC          3.25%01      AE2      92      000               000
LSI LOGIC    SB NT CV    502161 17,58 9,865,00 SOLE  N/A  9,865,00
CORP         4.25%04      AD4       4        0                 0
MEDIAONE     PFD CV SER  58440J 68,75  509,270 SOLE  N/A  509,270
GROUP        D            203       1
OFFICE DEPOT LYON SUB    676220 10,55 15,930,0 SOLE  N/A  15,930,0
INC          ZERO 08      AB2       4       00                00
OMNICOM      SB DB CV    681919 20,67 8,178,00 SOLE  N/A  8,178,00
GROUP        4.25%07      AE6       0        0                 0
VALHI INC    LYON ZERO   918905 3,647 6,630,00 SOLE  N/A  6,630,00
NEW          CPN 07       AC4                0                 0
WMX          SUB NTS CV  92929Q 13,78 12,250,0 SOLE  N/A  12,250,0
TECHNOLOGIES 2%05         AF4       1       00                00